Deposits - Restricted Deposits - Restricted Values (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Restricted Cash and Cash Equivalents Items [Line Items]
Tax Deferred Exchange Proceeds	$ 152,182	$ 53,668
Earnest Money On Acquisitions	5,613	7,882
Restricted Deposits On Debt	0	2,370
Restricted deposits on real estate investments	44,209	43,970
Resident security and utility deposits	44,199	40,403
Other Restricted Cash	4,239	3,944
Restricted Cash and Cash Equivalents	$ 250,442	$ 152,237